Other financial assets (Details) - AUD ($) $ in Millions		Sep. 30, 2019	Sep. 30, 2018
Other financial assets
Accrued interest receivable		$ 1,144	$ 1,276
Securities sold not delivered		1,687	1,264
Trade debtors		998	1,056
Interbank lending		514	953
Clearing and settlement balances		750	736
Accrued fees and commissions		159	129
Other		115	103
Total other financial assets	[1]	5,367	5,517
Parent Entity
Other financial assets
Accrued interest receivable		1,005	1,103
Securities sold not delivered		1,668	1,264
Trade debtors		517	514
Interbank lending		510	939
Clearing and settlement balances		706	678
Accrued fees and commissions		95	60
Other		114	108
Total other financial assets	[1]	$ 4,615	$ 4,666

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.